Transferred financial assets that are derecognized in their entirety with continuing involvement (Narrative) (Detail 1.2) - Securitisations [Member] $ in Millions	Dec. 31, 2019 USD ($)
Disclosure Of Maturity Analysis Of Undiscounted Cash Outflows To Repurchase Derecognised Financial Assets Or Amounts Payable To Transferee In Respect Of Transferred Assets [Line Items]
Undiscounted cash outflows may be payable to the transferee	$ 3
Not Later Than One Month [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Outflows To Repurchase Derecognised Financial Assets Or Amounts Payable To Transferee In Respect Of Transferred Assets [Line Items]
Undiscounted cash outflows may be payable to the transferee	3
UBS AG
Disclosure Of Maturity Analysis Of Undiscounted Cash Outflows To Repurchase Derecognised Financial Assets Or Amounts Payable To Transferee In Respect Of Transferred Assets [Line Items]
Undiscounted cash outflows may be payable to the transferee	3
UBS AG | Not Later Than One Month [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Outflows To Repurchase Derecognised Financial Assets Or Amounts Payable To Transferee In Respect Of Transferred Assets [Line Items]
Undiscounted cash outflows may be payable to the transferee	$ 3